Trade receivables	12 Months Ended
Dec. 31, 2023
Disclosure of Trade Receivable [Abstract]
Trade receivables
20. Trade receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2023	2022
Trade receivables	247,138	183,725
Loss allowance	(6,681)	(6,512)
Total trade receivables	240,457	177,213
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2023	2022
At January 1,	(6,512)	(6,643)
Provisions	(3,276)	(806)
Utilizations	285	131
Releases	2,829	645
Exchange differences and other	(7)	161
At December 31,	(6,681)	(6,512)

The Group applies the simplified approach available under IFRS 9 to always measure the loss allowance for trade receivables at an amount equal to lifetime expected credit losses. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date (See Note 35 — Qualitative and quantitative information on financial risks for additional information).
The Group has recognized a loss allowance of 100% against all receivables that are greater than 180 days past due because historical experience has indicated that these receivables are generally not recoverable, except in certain cases where the receivables are covered by insurance agreements. The Group generally writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings). None of the trade receivables that have been written off are subject to enforcement activities.
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2023	2022
EMEA (1)	102,653	77,817
of which Italy	60,174	50,897
North America (2)	38,636	24,523
of which United States	33,028	20,669
Latin America (3)	8,936	5,770
APAC (4)	90,232	69,103
of which Greater China Region	61,990	47,924
Total trade receivables	240,457	177,213
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.